TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details 1) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	€ 7,841	€ 9,122
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Total	4,379	3,524
Israel, New Shekels
IfrsStatementLineItems [Line Items]
Total	175	470
Argentina, Pesos
IfrsStatementLineItems [Line Items]
Total	86	590
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Total	420	183
Mexico, Pesos
IfrsStatementLineItems [Line Items]
Total	1,886	3,672
Colombia, Pesos
IfrsStatementLineItems [Line Items]
Total	€ 895	€ 683